Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 943,090	¥ 853,937
Loans and others	34,943	33,827
Investment in Affiliates	¥ 978,033	¥ 887,764